Document And Entity Information	3 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	SAJAN INC
Entity Central Index Key	0001118037
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 of Sajan, Inc. (the “Company”) amends the Company’s Registration Statement on Form S-1, which was originally filed with the Securities and Exchange Commission on May 8, 2014, and includes retroactive adjustments to the Company’s financial statements to reflect the effects of the reverse stock split that was implemented on June 16, 2014.
Document Period End Date	Mar. 31, 2014